UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
ALLIANCEBERNSTEIN TOTAL RETURN PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2003

INVESTMENT PRODUCTS OFFERED
---------------------------
> ARE NOT FDIC INSURED
> MAY LOSE VALUE
> ARE NOT BANK GUARANTEED
---------------------------

TOTAL RETURN PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


COMPANY                                    U.S. $ VALUE   PERCENT OF NET ASSETS
_______________________________________________________________________________

U.S. Treasury Notes                         $ 33,528,088           17.0%
-------------------------------------------------------------------------------
Federal National Mortgage Assoc.              10,541,341            5.3
-------------------------------------------------------------------------------
Citigroup, Inc. (Bonds & Common Stock)         5,365,602            2.7
-------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                        5,335,498            2.7
-------------------------------------------------------------------------------
U.S. Treasury Bonds                            4,735,439            2.4
-------------------------------------------------------------------------------
Union Pacific Corp. (Bonds & Common Stock)     3,998,302            2.0
-------------------------------------------------------------------------------
Bank One Corp.                                 3,815,293            2.0
-------------------------------------------------------------------------------
American International Group, Inc.             3,636,362            1.9
-------------------------------------------------------------------------------
Conocophillips (Bonds & Common Stock)          3,607,588            1.8
-------------------------------------------------------------------------------
Bank of America Corp.                          3,580,059            1.8
                                            ------------           ----
-------------------------------------------------------------------------------
                                            $ 78,143,572           39.6%
-------------------------------------------------------------------------------

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-51.9%
FINANCE-15.3%
BANKING - MONEY CENTERS-2.7%
J.P. Morgan Chase & Co.                               156,100     $  5,335,498
                                                                  ------------
BANKS-REGIONAL-3.6%
Bank of America Corp.                                  45,300        3,580,059
Bank One Corp.                                         95,900        3,565,562
                                                                  ------------
                                                                     7,145,621
                                                                  ------------
BROKERAGE & MONEY MANAGEMENT-1.5%
Merrill Lynch & Co., Inc.                              44,500        2,077,260
Morgan Stanley                                         22,000          940,500
                                                                  ------------
                                                                     3,017,760
                                                                  ------------
INSURANCE-3.3%
ACE, Ltd. (Bermuda)                                    53,000        1,817,370
American International Group, Inc.                     65,900        3,636,362
MetLife, Inc.                                          37,500        1,062,000
                                                                  ------------
                                                                     6,515,732
                                                                  ------------
MORTGAGE BANKING-1.2%
Fannie Mae                                             21,900        1,476,936
The PMI Group, Inc.                                    13,600          365,024
Washington Mutual, Inc.                                 9,800          404,740
                                                                  ------------
                                                                     2,246,700
                                                                  ------------
MISCELLANEOUS-3.0%
Citigroup, Inc.                                       117,500        5,029,000
MBNA Corp.                                             45,625          950,825
                                                                  ------------
                                                                     5,979,825
                                                                  ------------
                                                                    30,241,136
                                                                  ------------
HEALTH CARE-6.5%
DRUGS-3.6%
King Pharmaceuticals, Inc. (a)                         37,000          546,120
Pfizer, Inc.                                           97,500        3,329,625
Schering-Plough Corp.                                  27,800          517,080
Wyeth                                                  61,900        2,819,545
                                                                  ------------
                                                                     7,212,370
                                                                  ------------
MEDICAL PRODUCTS-0.5%
Alcon, Inc. (Switzerland)                               9,200          420,440
Johnson & Johnson                                       9,400          485,980
                                                                  ------------
                                                                       906,420
                                                                  ------------
MEDICAL SERVICES-2.4%
Cardinal Health, Inc.                                  15,000          964,500
HCA Healthcare Corp.                                   42,500        1,361,700
Tenet Healthcare Corp. (a)                             55,500          646,575
WellPoint Health Networks (a)                          20,000        1,686,000
                                                                  ------------
                                                                     4,658,775
                                                                  ------------
                                                                    12,777,565
                                                                  ------------
ENERGY-6.1%
DOMESTIC INTEGRATED-0.5%
Occidental Petroleum Corp.                             28,000          939,400
                                                                  ------------
DOMESTIC PRODUCERS-0.8%
Kerr-McGee Corp.                                       35,000        1,568,000
                                                                  ------------
INTERNATIONAL-2.7%
BP Plc (ADR) (United Kingdom)                          41,900        1,760,638
ChevronTexaco Corp.                                    23,500        1,696,700
Exxon Mobil Corp.                                      54,100        1,942,731
                                                                  ------------
                                                                     5,400,069
                                                                  ------------
OIL SERVICE-0.3%
Nabors Industries, Ltd. (Barbados) (a)                 15,400          609,070
                                                                  ------------
MISCELLANEOUS-1.8%
Conocophillips                                         63,000        3,452,400
                                                                  ------------
                                                                    11,968,939
                                                                  ------------
TECHNOLOGY-5.7%
COMMUNICATION EQUIPMENT-1.2%
Juniper Networks, Inc. (a)                            141,200        1,746,644
Lucent Technologies, Inc. (a)                         263,900          535,717
                                                                  ------------
                                                                     2,282,361
                                                                  ------------
COMPUTER HARDWARE/STORAGE-0.6%
Hewlett-Packard Co.                                    57,200        1,218,360
                                                                  ------------
COMPUTER SERVICES-1.0%
First Data Corp.                                       49,500        2,051,280
                                                                  ------------
CONTRACT MANUFACTURING-0.4%
Sanmina-SCI Corp. (a)                                  50,700          319,917
Solectron Corp. (a)                                   112,000          418,880
                                                                  ------------
                                                                       738,797
                                                                  ------------
SEMI-CONDUCTOR COMPONENTS-1.1%
Altera Corp. (a)                                       21,300          349,320
Intersil Corp. Cl.A(a)                                 30,500          811,605
Marvell Technology Group, Ltd. (Bermuda) (a)           19,200          659,904
Maxim Integrated Products                               9,100          311,129
                                                                  ------------
                                                                     2,131,958
                                                                  ------------
SOFTWARE-1.4%
Microsoft Corp.                                        42,400        1,085,864
VERITAS Software Corp. (a)                             60,000        1,720,200
                                                                  ------------
                                                                     2,806,064
                                                                  ------------
                                                                    11,228,820
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Company                                                Shares     U.S. $ Value
-------------------------------------------------------------------------------
CONSUMER SERVICES-5.7%
BROADCASTING & CABLE-3.4%
AOL Time Warner (a)                                    40,000     $    643,600
Comcast Corp. Cl.A, (a)                                61,850        1,866,633
Comcast Corp. Special Cl.A (a)                         38,500        1,109,955
Cox Communications, Inc. Cl.A (a)                      25,200          803,880
Viacom, Inc. Cl.B (a)                                  41,400        1,807,524
Westwood One, Inc. (a)                                 15,600          529,308
                                                                  ------------
                                                                     6,760,900
                                                                  ------------
CELLULAR COMMUNICATIONS-0.2%
Nextel Communications, Inc. (a)                        18,500          334,480
                                                                  ------------
ENTERTAINMENT & LEISURE-0.9%
Carnival Corp.                                         54,200        1,762,042
                                                                  ------------
RESTAURANTS & LODGING-0.3%
McDonald's Corp.                                       29,000          639,740
                                                                  ------------
RETAIL - GENERAL MERCHANDISE-0.9%
AutoZone, Inc. (a)                                      3,500          265,895
J.C. Penney Co., Inc. (Holding Company)                15,400          259,490
Ross Stores, Inc.                                       7,700          329,098
The Home Depot, Inc.                                   23,700          784,944
                                                                  ------------
                                                                     1,639,427
                                                                  ------------
                                                                    11,136,589
                                                                  ------------
CONSUMER STAPLES-4.0%
BEVERAGES-0.7%
Anheuser Busch Cos., Inc.                              28,600        1,460,030
                                                                  ------------
COSMETICS-0.8%
Avon Products, Inc.                                    26,090        1,622,798
                                                                  ------------
HOUSEHOLD PRODUCTS-0.9%
Colgate-Palmolive Co.                                  11,600          672,220
The Procter & Gamble Co.                               11,500        1,025,570
                                                                  ------------
                                                                     1,697,790
                                                                  ------------
TOBACCO-1.6%
Altria Group, Inc.                                     67,500        3,067,200
                                                                  ------------
                                                                     7,847,818
                                                                  ------------
UTILITIES-3.1%
ELECTRIC & GAS UTILITIES-1.8%
Constellation Energy Group                             38,000        1,303,400
Entergy Corp.                                          21,000        1,108,380
Exelon Corp.                                           10,500          628,005
PPL Corp.                                              12,800          550,400
                                                                  ------------
                                                                     3,590,185
                                                                  ------------
TELEPHONE UTILITIES-1.3%
AT&T Corp.                                             26,300          506,275
SBC Communications, Inc.                               40,000        1,022,000
Sprint Corp. (FON Group)                               73,700        1,061,280
                                                                  ------------
                                                                     2,589,555
                                                                  ------------
                                                                     6,179,740
                                                                  ------------
TRANSPORTATION-2.1%
RAILROAD-2.1%
Burlington Northern Santa Fe Corp.                     36,300        1,032,372
Union Pacific Corp.                                    53,300        3,092,466
                                                                  ------------
                                                                     4,124,838
                                                                  ------------
BASIC INDUSTRIES-1.1%
CHEMICALS-0.8%
E.I. du Pont de Nemours & Co.                          22,500          936,900
Lyondell Chemical Co.                                  54,500          737,385
                                                                  ------------
                                                                     1,674,285
                                                                  ------------
CONTAINERS-0.0%
Ball Corp.                                              1,100           50,061
                                                                  ------------
MINING & METALS-0.3%
Alcoa, Inc.                                            21,000          535,500
                                                                  ------------
                                                                     2,259,846
                                                                  ------------
CAPITAL GOODS-1.1%
ELECTRICAL EQUIPMENT-0.5%
Johnson Controls, Inc.                                 10,900          933,040
                                                                  ------------
MISCELLANEOUS-0.6%
United Technologies Corp.                              17,600        1,246,608
                                                                  ------------
                                                                     2,179,648
                                                                  ------------
CONSUMER MANUFACTURING-0.5%
BUILDING & RELATED-0.5%
American Standard Cos., Inc. (a)                        8,800          650,584
Mohawk Industries, Inc. (a)                             4,900          272,097
                                                                  ------------
                                                                       922,681
                                                                  ------------
MULTI-INDUSTRY COMPANIES-0.4%
Tyco International, Ltd.                               40,600          770,588
                                                                  ------------
AEROSPACE & DEFENSE-0.3%
AEROSPACE-0.3%
Goodrich Corp.                                         29,500          619,500
                                                                  ------------
Total Common Stocks (cost $95,176,405)                             102,257,708
                                                                  ------------

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    Principal
                                                       Amount
Company                                                  (000)    U.S. $ Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS-24.0%
Federal National Mortgage Assoc.
  5.00%, 1/15/07                                      $ 2,000     $  2,203,106
  6.50%, 7/25/18                                        4,000        4,221,248
  6.625%, 10/15/07                                      2,250        2,640,051
U.S. Treasury Bonds
  5.375%, 2/15/31                                         715          805,353
  6.875%, 8/15/25                                       1,650        2,174,520
  8.125%, 8/15/21                                          35           51,191
  11.25%, 2/15/15                                       1,000        1,704,375
U.S. Treasury Notes
  3.50%, 1/15/11                                        3,168        3,599,555
  3.625%, 1/15/08                                         910        1,021,442
  4.625%, 5/15/06                                       7,125        7,725,894
  5.00%, 2/15/11                                        4,000        4,491,096
  5.625%, 5/15/08                                       5,550        6,364,290
  5.75%, 8/15/03                                           50           50,315
  5.75%, 8/15/10                                        1,000        1,170,821
  6.25%, 2/15/07                                        4,600        5,291,440
  6.875%, 5/15/06                                       2,750        3,152,297
  7.50%, 2/15/05                                          600          660,938
                                                                  ------------
Total U.S. Government & Agency Obligations
  (cost $43,124,483)                                                47,327,932
                                                                  ------------
CORPORATE DEBT OBLIGATIONS-18.1%
AEROSPACE/DEFENSE-0.2%
Northrop Grumman Corp.
  7.125%, 2/15/11                                         225          269,940
Raytheon Co.
  8.20%, 3/01/06                                          150          173,169
                                                                  ------------
                                                                       443,109
                                                                  ------------
AUTOMOTIVE-0.7%
GENERAL MOTORS CORP.
  8.375%, 7/15/33                                       1,300        1,282,060
                                                                  ------------
BANKING-3.2%
Abbey National Capital Trust I Plc
  8.963%, 12/29/49                                        291          419,081
Bank One Corp.
  7.875%, 8/01/10                                         200          249,731
Barclays Bank Plc
  8.55%, 9/29/49 (b)                                       50           64,180
BNP Paribas LLC
  5.125%, 1/15/15 (b)                                     300          316,031
Citicorp
  6.375%, 11/15/08                                        500          575,455
Citigroup, Inc.
  5.625%, 8/27/12                                         250          275,933
  7.25%, 10/01/10                                          50           60,669
Development Bank of Singapore
  7.125%, 5/15/11 (b)                                     500          593,396
First Massachusetts Bank
  7.625%, 6/15/11                                         200          240,643
First Union Capital II
  7.95%, 11/15/29                                         150          191,164
First Union National Bank
  7.80%, 8/18/10                                          400          497,009
FMR Corp.
  7.57%, 6/15/29 (b)                                      140          180,152
HSBC Capital Funding LP
  10.176%, 12/29/49 (b)(c)                                560          882,767
MBNA America Bank
  7.125%, 11/15/12                                        250          293,393
Sanwa Bank, Ltd.
  7.40%, 6/15/11                                          400          449,192
Scotland International Finance II BV (Netherlands)
  4.25%, 5/23/13 (b)                                      250          249,591
US Bancorp
  7.50%, 6/01/26                                          400          498,178
Zions Financial Corp.
  6.95%, 5/15/06                                          200          222,176
                                                                  ------------
                                                                     6,258,741
                                                                  ------------
BROADCASTING/MEDIA-0.5%
AT&T Corp.- Liberty Media Corp.
  8.25%, 2/01/30                                          250          289,570
News America Holdings, Inc.
  8.25%, 10/17/96                                          60           70,536
Time Warner Entertainment Co. LP
  8.375%, 3/15/23                                         375          474,159
Time Warner, Inc.
  7.75%, 6/15/05                                          140          153,800
                                                                  ------------
                                                                       988,065
                                                                  ------------
BUILDING/REAL ESTATE-0.3%
Beazer Homes USA, Inc.
  8.375%, 4/15/12                                         100          111,250
CRH America, Inc.
  6.95%, 3/15/12                                          250          292,199
EOP Operating LP
  8.375%, 3/15/06                                          35           40,154
Meritage Corp.
  9.75%, 6/01/11                                          100          111,000
                                                                  ------------
                                                                       554,603
                                                                  ------------
CABLE-0.1%
Cox Communications, Inc.
  7.75%, 11/01/10                                         200          244,995
                                                                  ------------
CHEMICALS-0.1%
Praxair, Inc.
  6.375%, 4/01/12                                         250          291,669
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    Principal
                                                       Amount
Company                                                  (000)    U.S. $ Value
-------------------------------------------------------------------------------
COMMUNICATIONS-1.6%
British Telecommunications Plc
  8.375%, 12/15/10                                     $  350     $    443,407
  8.875%, 12/15/30                                        350          479,376
Cox Enterprises, Inc.
  4.375%, 5/01/08 (b)                                     250          260,245
KPN NV
  8.375%, 10/01/30                                        500          651,173
Paramount Communications, Inc.
  7.50%, 7/15/23                                          300          310,514
Qwest Capital Funding, Inc.
  5.875%, 8/03/04                                         325          312,812
  7.75%, 8/15/06                                           45           42,075
Qwest Services Corp.
  13.50%, 12/15/10                                        259          293,965
Sprint Capital Corp.
  6.875%, 11/15/28                                        350          352,395
                                                                  ------------
                                                                     3,145,962
                                                                  ------------
COMMUNICATIONS - MOBILE-0.6%
AT&T Wireless Services, Inc.
  7.875%, 3/01/11                                         500          591,559
PTC International Finance II SA (Luxembourg)
  11.25%, 12/01/09                                        250          283,750
TELUS CORP.
  7.50%, 6/01/07                                          200          224,000
                                                                  ------------
                                                                     1,099,309
                                                                  ------------
CONGLOMERATE/MISCELLANEOUS-0.1%
Cendant Corp.
  6.25%, 1/15/08                                          250          276,983
                                                                  ------------
ENERGY-0.6%
Conoco, Inc.
  5.90%, 4/15/04                                          150          155,188
Devon Energy Corp.
  7.95%, 4/15/32                                          500          645,701
Union Pacific Resources Group, Inc.
  7.30%, 4/15/09                                          150          177,965
XTO Energy, Inc.
  7.50%, 4/15/12                                          100          114,000
                                                                  ------------
                                                                     1,092,854
                                                                  ------------
FINANCIAL-3.0%
American Reinsurance
  7.45%, 12/15/26                                         140          155,219
Cho Hung Bank Co., Ltd.
  11.875%, 4/01/10 (b)                                     80           91,288
Countrywide Home Loan, Inc.
  4.25%, 12/19/07                                         250          262,876
Ford Motor Credit Co.
  7.375%, 2/01/11                                         400          414,146
  7.875%, 6/15/10                                         100          107,305
General Electric Capital Corp.
  5.00%, 6/15/07                                          500          544,908
  5.875%, 2/15/12                                         500          560,263
Goldman Sachs Group, Inc.
  6.60%, 1/15/12                                          500          581,960
  6.65%, 5/15/09                                          200          235,283
Heller Financial, Inc.
  8.00%, 6/15/05                                          115          129,001
Household Finance Corp.
  5.75%, 1/30/07                                          200          220,908
  6.375%, 10/15/11                                        400          455,570
  6.50%, 1/24/06                                           75           83,235
  7.875%, 3/01/07                                         150          176,937
Lehman Brothers Holdings, Inc.
  6.625%, 4/01/04                                         145          150,758
  7.875%, 8/15/10                                         150          184,590
Markel Capital Trust I
  8.71%, 1/01/46                                          200          200,000
Merrill Lynch & Co., Inc.
  6.00%, 2/17/09                                          500          562,758
Morgan Stanley
  5.625%, 1/20/04                                          75           76,807
  7.75%, 6/15/05                                          125          139,341
Normandy Finance, Ltd.
  7.50%, 7/15/05 (b)                                      500          526,250
The Hartford Financial Services, Inc.
  6.375%, 11/01/08                                        125          140,993
                                                                  ------------
                                                                     6,000,396
                                                                  ------------
FOOD/BEVERAGE-0.3%
Fosters Finance Corp.
  6.875%, 6/15/11 (b)                                     200          236,866
Kellogg Co. Cl.B
  6.60%, 4/01/11                                          300          352,365
Phillip Morris Cos., Inc.
  7.75%, 1/15/27                                           90           96,733
                                                                  ------------
                                                                       685,964
                                                                  ------------
HEALTHCARE-0.5%
HCA, Inc.
  6.25%, 2/15/13                                          400          408,510
Triad Hospitals, Inc.
  8.75%, 5/01/09                                          280          299,250
UnitedHealth Group, Inc.
  4.875%, 4/01/13                                         250          262,240
                                                                  ------------
                                                                       970,000
                                                                  ------------
INDUSTRIAL-0.7%
Continental Cablevision, Inc.
  9.00%, 9/01/08                                          300          373,337
General Motors Corp.
  7.20%, 1/15/11                                          250          252,344
Tyco International Group, SA
  6.375%, 10/15/11                                        200          212,000
Waste Management, Inc.
  6.375%, 11/15/12                                        500          569,543
                                                                  ------------
                                                                     1,407,224
                                                                  ------------

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)    U.S. $ Value
-------------------------------------------------------------------------------
INSURANCE-0.1%
Loews Corp.
  6.75%, 12/15/06                                       $ 100     $    109,576
                                                                  ------------
MUNICIPAL OBLIGATION-0.2%
Dallas-Fort Worth Texas International Airport Facility
  7.07%, 11/01/24                                         400          444,820
                                                                  ------------
NON-AIR TRANSPORTATION-0.6%
CSX Corp.
  6.75%, 3/15/11                                          250          291,512
Union Pacific Corp.
  6.625%, 2/01/29                                         800          905,836
                                                                  ------------
                                                                     1,197,348
                                                                  ------------
PAPER/PACKAGING-0.5%
Abitibi-Consolidated, Inc.
  8.30%, 8/01/05                                           25           26,829
Domtar, Inc.
  7.875%, 10/15/11                                        250          305,745
MeadWestvaco Corp.
  6.85%, 4/01/12                                          500          578,151
Owens Brockway Glass
  8.875%, 2/15/09 (b)                                     150          163,500
                                                                  ------------
                                                                     1,074,225
                                                                  ------------
PETROLEUM PRODUCTS-0.4%
Amerada Hess Corp.
  6.65%, 8/15/11                                          175          202,203
Canadian Natural Resources, Ltd.
  6.70%, 7/15/11                                          300          350,018
Petronas Capital, Ltd.
  7.00%, 5/22/12 (b)                                      150          173,870
                                                                  ------------
                                                                       726,091
                                                                  ------------
PUBLIC UTILITIES - ELECTRIC & GAS-2.0%
American Electric Power Co., Inc. Series C
  5.375%, 3/15/10                                         250          267,662
CenterPoint Energy Resources Corp.
  7.875%, 4/01/13 (b)                                     200          230,451
Dominion Resources Capital Trust III
  8.40%, 1/15/31                                          200          251,863
Dominion Resources, Inc.
  8.125%, 6/15/10                                         150          186,187
DPL, Inc.
  8.25%, 3/01/07                                          550          624,215
Elwood Energy LLC
  8.159%, 7/05/26 (b)                                     238          225,796
FirstEnergy Corp. Series C
  7.375%, 11/15/31                                        500          562,147
FPL Energy Virginia
  7.52%, 6/30/19 (b)                                      250          278,551
Nevada Power Co. Series A
  8.25%, 6/01/11                                          200          211,000
NiSource Finance Corp.
  7.875%, 11/15/10                                        250          295,599
Progress Energy, Inc.
  7.10%, 3/01/11                                          400          466,168
Xcel Energy, Inc.
  7.00%, 12/01/10                                         175          200,435
Yorkshire Power
  8.25%, 2/15/05 (b)                                      150          163,756
                                                                  ------------
                                                                     3,963,830
                                                                  ------------
PUBLIC UTILITIES - TELEPHONE-0.8%
New Jersey Bell Telephone
  8.00%, 6/01/22                                          500          622,346
Telefonos de Mexico SA de CV (Mexico)
  8.25%, 1/26/06                                          250          280,625
Verizon Maryland, Inc.
  6.125%, 3/01/12                                         500          568,081
Verizon New York, Inc.
  6.875%, 4/01/12                                         100          117,955
                                                                  ------------
                                                                     1,589,007
                                                                  ------------
RETAIL-0.3%
J.C. Penney Co., Inc.
  7.60%, 4/01/07                                          100          105,500
Kohl's Corp.
  7.25%, 6/01/29                                          150          188,089
Toys "R" Us, Inc.
  7.625%, 8/01/11                                         250          268,495
                                                                  ------------
                                                                       562,084
                                                                  ------------
SERVICE-0.1%
Allied Waste North America
  10.00%, 8/01/09                                         150          160,125
                                                                  ------------
SUPERMARKET/DRUG-0.4%
Delhaize America, Inc.
  7.375%, 4/15/06                                         500          527,500
The Kroger Co.
  5.50%, 2/01/13                                          300          317,259
                                                                  ------------
                                                                       844,759
                                                                  ------------
TECHNOLOGY-0.2%
Electronic Data Systems Corp.
  6.00%, 8/01/13 (b)                                      200          197,190
Computer Sciences Corp.
  5.00%, 2/15/13                                          175          185,194
                                                                  ------------
                                                                       382,384
                                                                  ------------
Total Corporate Debt Obligations
  (cost $31,754,572)                                                35,796,183
                                                                  ------------
PREFERRED STOCK-0.7%
AUTOMOTIVE-0.2%
Ford Motor Co. Capital Trust II                        10,000          434,500
                                                                  ------------

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)     U.S. $ Value
-------------------------------------------------------------------------------
BANKING-0.1%
Royal Bank of Scotland Group Plc                       10,000     $    246,400
                                                                  ------------
FINANCIAL-0.1%
Sovereign Real Estate Investor Trust (b)               90,000          130,725
                                                                  ------------
PUBLIC UTILITIES - ELECTRIC & GAS-0.3%
DTE Energy Trust I                                     20,000          560,626
                                                                  ------------
Total Preferred Stock
  (cost $1,327,886)                                                  1,372,251
                                                                  ------------
SOVEREIGN DEBT OBLIGATIONS-0.4%
Quebec Province of Canada
  7.50%, 9/15/29                                       $  150          200,713
United Mexican States
  6.375%, 1/16/13                                         500          530,750
                                                                  ------------
Total Sovereign Debt Obligations
  (cost $656,009)                                                      731,463
                                                                  ------------
YANKEE BONDS-0.2%
Imperial Tobacco
  7.125%, 4/01/09                                         170          196,079
Westpac Banking Corp.
  4.625%, 6/01/18                                         200          199,135
                                                                  ------------
Total Yankee Bonds
  (cost $368,457)                                                      395,214
                                                                  ------------
SHORT-TERM INVESTMENT-6.9%
TIME DEPOSIT-6.9%
State Street Euro Dollar
  0.50%, 7/01/03
  (COST $13,609,000)                                   13,609       13,609,000
                                                                  ------------
TOTAL INVESTMENTS-102.2%
  (cost $186,016,812)                                              201,489,751
Other assets less liabilities*-(2.2%)                               (4,375,971)
                                                                  ------------
NET ASSETS-100%                                                   $197,113,780
                                                                  ============


* SECURITY LENDING INFORMATION

Includes cash collateral received of $19,564,070 for securities on loan as of June 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                       Percent
                                   Current                   U.S. $     of Net
                                    Yield      Shares         Value     Assets
                                   -------  ------------  ------------  -------
UBS Private Money Market Fund LLC   1.15%    19,564,070   $19,564,070     9.9%


(a)  Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2003, the aggregate market value of these securities amounted to $4,964,605 or 2.5% of net assets.

(c)  Variable rate coupon, rate shown as of June 30, 2003.

     Glossary:

     ADR - American Depositary Receipt

     See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $186,016,812)      $ 201,489,751(a)
  Cash                                                                   680
  Collateral held for securities loaned                           19,564,070
  Dividends and interest receivable                                1,308,309
    Receivable for investment securities sold                           50,898
                                                                 -------------
  Total assets                                                   222,413,708
                                                                 -------------
LIABILITIES
  Payable for collateral received on securities loaned            19,564,070
  Payable for investment securities purchased                      5,566,642
  Advisory fee payable                                               101,550
  Distribution fee payable                                             4,453
  Accrued expenses                                                    63,213
                                                                 -------------
  Total liabilities                                               25,299,928
                                                                 -------------
NET ASSETS                                                     $ 197,113,780
                                                                 =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $      11,991
  Additional paid-in capital                                     202,417,958
  Undistributed net investment income                              2,420,886
  Accumulated net realized loss on investment transactions       (23,209,994)
  Net unrealized appreciation of investments                      15,472,939
                                                                 -------------
                                                               $ 197,113,780
                                                                 =============
Class A Shares
  Net assets                                                   $ 185,477,714
                                                                 =============
  Shares of capital stock outstanding                             11,281,431
                                                                 =============
  Net asset value per share                                    $       16.44
                                                                 =============
Class B Shares
  Net assets                                                   $  11,636,066
                                                                 =============
  Shares of capital stock outstanding                                709,881
                                                                 =============
  Net asset value per share                                    $       16.39
                                                                 =============


(a) Includes securities on loan with a value of $18,672,933 (see Note F). See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                       $   2,161,892
  Dividends (net of foreign taxes withheld of $2,875)                  991,054
                                                                   -------------
  Total investment income                                            3,152,946
                                                                   -------------
EXPENSES
  Advisory fee                                                         560,216
  Distribution fee--Class B                                              7,889
  Custodian                                                             65,382
  Administrative                                                        37,500
  Audit and legal                                                       25,452
  Printing                                                              12,490
  Transfer agency                                                          474
  Directors' fees and expenses                                             322
  Miscellaneous                                                          9,208
                                                                   -------------
  Total expenses                                                       718,933
                                                                   -------------
  Net investment income                                              2,434,013
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                      (4,203,557)
  Net change in unrealized appreciation/depreciation
    of investments                                                  19,571,270
                                                                   -------------
  Net gain on investment transactions                               15,367,713
                                                                   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  17,801,726
                                                                   =============


See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


                                                Six Months Ended   Year Ended
                                                  June 30, 2003   December 31,
                                                   (unaudited)        2002
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $   2,434,013  $   4,993,728
  Net realized loss on investment transactions       (4,203,557)   (15,456,926)
  Net change in unrealized appreciation/
    depreciation of investments                      19,571,270    (10,994,614)
                                                  -------------  -------------
  Net increase (decrease) in net assets
    from operations                                  17,801,726    (21,457,812)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class B                                            (245,968)       (24,488)
  Net realized gain on investment transactions
    Class A                                                  -0-    (2,101,896)
    Class B                                                  -0-       (14,899)

CAPITAL STOCK TRANSACTIONS
  Net increase                                        9,322,987     17,458,182
                                                  -------------  -------------
  Total increase (decrease)                          22,141,543     (9,696,247)

NET ASSETS
  Beginning of period                               174,972,237    184,668,484
                                                  -------------  -------------
  End of period (including undistributed
    net investment income of $4,970,043
    at December 31, 2002)                         $ 197,113,780  $ 174,972,237
                                                  =============  =============


See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE A: Significant Accounting Policies

The AllianceBernstein Total Return Portfolio (the "Portfolio"), formerly Alliance Total Return Portfolio is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund"), formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek to achieve a high return through a combination of current income and capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums or accretes discounts as adjustments to interest income.

5. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .625 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2003, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2003. Any expense waivers or reimbursements were accrued daily and paid monthly. For the six months ended June 30, 2003, the Portfolio received no such waivers/reimbursements.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2003 amounted to $71,411, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                 Purchases           Sales
                                               -------------     -------------
Investment securities                          $  26,718,362     $  19,173,464
U.S. government securities                        36,137,531        33,303,579


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                    $  21,234,073
Gross unrealized depreciation                                       (5,761,134)
                                                                 -------------
Net unrealized appreciation                                      $  15,472,939
                                                                 =============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write
(sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                  2002              2001
                                             -------------     -------------
Distributions paid from:
  Ordinary income                            $   4,856,562     $   2,257,494
  Net long-term capital gains                      840,055         3,907,802
                                             -------------     -------------
Total taxable distributions                      5,696,617         6,165,296
                                             -------------     -------------
Total distributions paid                     $   5,696,617     $   6,165,296
                                             =============     =============


As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                  $   4,970,043
Accumulated capital and other losses                             (18,149,288)(a)
Unrealized appreciation/(depreciation)                            (4,955,480)(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $ (18,134,725)
                                                               =============

(a) On December 31, 2002, the Portfolio had a capital loss carryforward of $16,290,423 all of which will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses of $1,858,865.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTEF: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continu-

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


ously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio had loaned securities with a value of $18,672,933 and received cash collateral of $19,564,070, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended June 30, 2003, the Portfolio earned fee income of $6,618 which is included in interest income in the accompanying statement of operations.

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                        AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2003  December 31,  June 30, 2003   December 31,
                      (unaudited)       2002       (unaudited)        2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              611,240     2,476,767    $  9,659,642   $  40,916,841
Shares issued
  in reinvestment
  of dividends and
  distributions          281,809       352,256       4,737,202       5,657,229
Shares redeemed         (832,787)   (1,980,636)    (12,926,608)    (31,050,188)
                     -----------   -----------    ------------   -------------
Net increase              60,262       848,387    $  1,470,236   $  15,523,882
                     ===========   ===========    ============   =============
CLASS B
Shares sold              501,320       180,775    $  7,959,275   $   2,760,763
Shares issued
  in reinvestment
  of dividends and
  distributions           14,676         2,455         245,968          39,387
Shares redeemed          (22,428)      (55,871)       (352,492)       (865,850)
                     -----------   -----------    ------------   -------------
Net increase             493,568       127,359    $  7,852,751   $   1,934,300
                     ===========   ===========    ============   =============

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I:Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS A
                                            ----------------------------------------------------------------------------
                                          Six Months
                                               Ended                         Year Ended December 31,
                                          June 30, 2003  ---------------------------------------------------------------
                                            (unaudited)     2002         2001(a)      2000         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $15.30       $17.65       $18.01       $17.49       $18.06       $16.92

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .21          .45          .44          .48          .44          .41(c)
Net realized and unrealized gain (loss)
  on investment transactions                    1.36        (2.29)        (.01)        1.63          .70         2.36
Net increase (decrease) in net asset
  value from operations                         1.57        (1.84)         .43         2.11         1.14         2.77

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.43)        (.32)        (.28)        (.39)        (.36)        (.29)
Distributions from net realized gain
  on investment transactions                      -0-        (.19)        (.42)       (1.20)       (1.35)       (1.34)
Distributions in excess of net realized
  gain on investment transactions                 -0-          -0-        (.09)          -0-          -0-          -0-
Total dividends and distributions               (.43)        (.51)        (.79)       (1.59)       (1.71)       (1.63)
Net asset value, end of period                $16.44       $15.30       $17.65       $18.01       $17.49       $18.06

TOTAL RETURN
Total investment return based on
  net asset value (d)                          10.21%      (10.58)%       2.27%       12.52%        6.53%       16.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $185,478     $171,670     $183,098      $90,736      $75,170      $59,464
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .79%(e)      .79%         .78%         .87%         .86%         .88%
  Expenses, before waivers and
    reimbursements                               .79%(e)      .79%         .78%         .87%         .86%         .95%
  Net investment income                         2.73%(e)     2.76%        2.50%        2.77%        2.48%        2.41%(c)
Portfolio turnover rate                           30%          57%          71%         102%          91%          57%



See footnote summary on page 17.

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                        CLASS B
                                           ------------------------------------
                                          Six Months                October 26,
                                             Ended     Year Ended   2001(f) to
                                       June 30, 2003  December 31, December 31,
                                          (unaudited)     2002         2001(a)
                                          -----------  -----------  -----------
Net asset value, beginning of period        $15.27       $17.65       $17.56

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                      .18          .39          .06
Net realized and unrealized gain (loss)
  on investment transactions                  1.36        (2.27)         .03
Net increase (decrease) in net asset
  value from operations                       1.54        (1.88)         .09

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.42)        (.31)          -0-
Distributions from net realized gain on
  investment transactions                       -0-        (.19)          -0-
Total dividends and distributions             (.42)        (.50)          -0-
Net asset value, end of period              $16.39       $15.27       $17.65

TOTAL RETURN
Total investment return based on net
  asset value (d)                            10.05%      (10.80)%        .51%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                          $11,636       $3,302       $1,570
Ratio to average net assets of:
  Expenses                                    1.05%(e)     1.05%        1.00%(e)
  Net investment income                       2.43%(e)     2.51%        1.80%(e)
Portfolio turnover rate                         30%          57%          71%


(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.02 and $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and $.02, and decrease the ratio of net investment income to average net assets from 2.61% to 2.50% for Class A and from 2.41% to 1.80% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.

TOTAL RETURN PORTFOLIO

                                AllianceBernstein Variable Products Series Fund
_______________________________________________________________________________


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
RUSSELL BRODY, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. Denoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003